Principal Funds, Inc.
Supplement dated February 17, 2026
to the Prospectus dated December 31, 2025 (as previously supplemented)
and the Statement of Additional Information dated December 31, 2025
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR GLOBAL LISTED INFRASTRUCTURE FUND
Delete all references to Principal Real Estate Investors, LLC. Additionally, delete all references to “sub-advisor” and replace with “advisor.”
Delete the Investment Advisor and Sub-Advisor and Portfolio Manager sections and replace with the following:
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Emily Foshag (since 2022), Portfolio Manager
•Alex Mottershead (since 2024), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of Funds in the Advisor section:
•Global Listed Infrastructure Fund
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Emily Foshag has been with Principal® since 2019. She earned a bachelor’s degree in Accounting from New York University and an M.S. degree with distinction from New York University with a concentration in global energy and environmental policy. Ms. Foshag has earned the right to use the Chartered Financial Analyst designation.
Alex Mottershead has been with Principal® since 2019. He earned a Masters of Arts from the University of Oxford. Mr. Mottershead has earned the right to use the Chartered Financial Analyst designation.
Under The Sub-Advisors, delete the Sub-Advisor: Principal Real Estate Investors, LLC section and replace with the following:

Sub-Advisor:
Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal-REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Fund(s):	a portion of Diversified Real Asset (real estate strategy)

The changes described below are being made to the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
Under the Sub-Advisors, delete the Sub-Advisor: Principal Real Estate Investors, LLC section and replace with the following:

Sub-Advisor:	Principal Real Estate Investors, LLC (doing business as Principal Real Estate) ("Principal-REI") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Diversified Real Asset

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Emily Foshag: Global Listed Infrastructure Fund
Registered investment companies	1	$123.5 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Alex Mottershead: Global Listed Infrastructure Fund
Registered investment companies	1	$123.5 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	0	0	$0
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Emily Foshag	Global Listed Infrastructure	Over $1,000,000
Alex Mottershead	Global Listed Infrastructure	$100,001 - $500,000
Delete the section titled Sub-Advisor: Principal Real Estate Investors, LLC.
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